Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital and Reserves [abstract]
Schedule of outstanding stock options
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	90,255	55.50
Granted	64,015	73.05
Exercised	(7,869)	49.80
Forfeited	(16,950)	50.85
Balance –December 31, 2021	129,451	63.60
Granted	104,520	6.19
Exercised	-	-
Forfeited	(6,183)	92.81
Balance – December 31, 2022	227,788	37.13

Schedule of fair value of stock options
	December 31, 2022	December 31, 2021
Risk-free interest rate	2.14% – 4.03%	0.04% - 0.47%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	96.90% – 112.40%	102% - 128%

Schedule of incentive stock options outstanding
Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
June 6, 2023	937	85.50	0.93
September 4, 2023	855	44.55	1.18
April 2, 2024	7,129	37.80	1.76
June 27, 2024	417	38.40	1.99
September 27, 2024	20,005	67.95	2.24
October 22, 2024	834	60.45	2.31
July 24, 2025	16,139	44.70	3.07
July 31, 2025	11,080	44.70	3.07
August 10, 2025	833	44.70	3.11
November 19, 2025	1,024	68.85	2.39
June 1, 2026	3,788	105.60	3.97
June 29, 2026	21,967	84.75	3.97
August 19, 2026	38,260	63.00	3.20
March 18, 2027	1,500	19.80	4.00
May 10, 2027	800	11.85	4.00
August 17, 2027	99,980	6.00	4.80
September 20, 2027	2,240	3.45	4.80
	227,788	37.13	3.82

Schedule of outstanding share purchase warrants
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	179,508	54.15
Exercised	(72,581)	63.15
Expired	(32,830)	63.15
Issued	224,979	112.50
Balance – December 31, 2021	299,077	102.45
Exercised	-	-
Expired	(186,586)	96.30
Issued	5,166,044	3.42
Balance – December 31, 2022(1)	5,278,535	5.74

Schedule of assumptions in calculating the fair value of the warrants
	December 31, 2022	December 31, 2021
Risk-free interest rate	3.99% - 4.22%	0.25%
Expected life of warrants	3.06 – 5.05 years	0.7 - 1.76 years
Expected dividend yield	Nil	Nil
Volatility	119% – 124.9%	75%
Weighted average fair value per warrant	$0.26	$3.38

Schedule of share purchase warrants outstanding
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	112,491	112.50	3.06
February 28, 2027	331,044	28.80	4.16
December 6, 2027	220,500	1.25	4.93
December 9, 2027	4,200,000	1.10	4.94
January 18, 2028	414,500	7.80	5.05
	5,278,535	5.74	4.45